UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 20, 2011
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  144,133


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3581   38296  SH       SOLE       NONE     0    0       38296
Abbott Labs              COM            002824100      3031   61797  SH       SOLE       NONE     0    0       61797
Air Prod & Chemical	 COM		009158106      2973   32967  SH	      SOLE	 NONE	  0    0       32967
Apple Computer, Inc	 COM		037833100      1914    5493  SH       SOLE	 NONE	  0    0	5493
Applied Materials Inc    COM            038222105       476   30480  SH       SOLE       NONE     0    0       30480
At&T, Inc.		 COM		00206R102      1890   61736  SH	      SOLE	 NONE	  0    0       61736
Automatic Data Processi  COM            053015103      2466   48061  SH       SOLE       NONE     0    0       48061
Berkshire Hathaway       Class B        084670207      5296   63323  SH       SOLE       NONE     0    0       63323
Branch Bank & Trust	 COM		054937107       630   22958  SH	      SOLE	 NONE	  0    0       22958
Brookfield Asset Mgmt	 COM		112585104      2690   82863  SH	      SOLE	 NONE	  0    0       82863
Cenovus Energy Inc	 COM		15135U109      1951   49534  SH	      SOLE	 NONE	  0    0       49534
Chevron Corp	         COM            166764100      4590   42700  SH       SOLE       NONE     0    0       42700
Cisco Systems Inc	 COM		17275R102      1152   67172  SH	      SOLE       NONE     0    0       67172
Cliffs Natural Resources COM		18683K101	560    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	792   11304  SH	      SOLE	 NONE	  0    0       11304
Corning Inc              COM            219350105      2405  116574  SH       SOLE       NONE     0    0      116574
Cummins Inc		 COM		125009100      1245   11359  SH	      SOLE	 NONE     0    0       11359
CVS Corp		 COM		126650100      3116   90785  SH	      SOLE	 NONE	  0    0       90785
Dominion Resources	 COM		25746U109      1218   27253  SH	      SOLE	 NONE	  0    0       27253
Encana Corp		 COM		292505104      1967   56954  SH	      SOLE	 NONE	  0    0       56954
Exxon Mobil              COM            30231G102      4190   49800  SH       SOLE       NONE     0    0       49800
FEDEX Corp               COM            31428X106      2029   21689  SH       SOLE       NONE     0    0       21689
General Electric         COM            369604103      2809  140083  SH       SOLE       NONE     0    0      140083
General Mills Inc.	 COM		370334104      1651   45168  SH	      SOLE	 NONE	  0    0       45168
Goldman Sachs Group Inc	 COM		38141G104      2069   13043  SH	      SOLE	 NONE	  0    0       13043
Hewlett Packard		 COM		428236103      1289   31454  SH       SOLE       NONE     0    0       31454
IBM			 COM		459200101      6330   38818  SH       SOLE       NONE     0    0       38818
Intel                    COM            458140100      2698  133713  SH       SOLE       NONE     0    0      133713
iShares Lehman Aggregate COM		464287226       886    8424  SH	      SOLE	 NONE	  0    0        8424
iShares Russell 2000 Ind COM		464287655      2878   34191  SH	      SOLE	 NONE	  0    0       34191
iShares Russell Midcap   COM		464287499      6032   55342  SH	      SOLE	 NONE	  0    0       55342
iShares Tr MSCI Emerging COM		464287234      2755   56606  SH	      SOLE	 NONE	  0    0       56606
iShares Trust MSCI EAFE  COM		464287465      1595   26555  SH	      SOLE	 NONE	  0    0       26555
iShares Trust Russell 20 COM		464287630       813   10791  SH       SOLE	 NONE	  0    0       10791
ishares Trust S&P 100	 COM		464287101	582    9802  SH	      SOLE	 NONE	  0    0        9802
J.P. Morgan Chase & Co.  COM            46625H100      3939   85453  SH       SOLE       NONE     0    0       85453
Johnson & Johnson        COM            478160104      3265   55099  SH       SOLE       NONE     0    0       55099
Johnson Controls         COM            478366107      4573  110006  SH       SOLE       NONE     0    0      110006
Kellogg			 COM		487836108      2364   43794  SH	      SOLE	 NONE	  0    0       43794
Kraft Foods		 COM		50075N104      1168   37260  SH	      SOLE	 NONE	  0    0       37260
McDonalds Corp		 COM		580135101      3438   45189  SH	      SOLE	 NONE	  0    0       45189
McKesson HBOC Inc	 COM		58155Q103      2387   30202  SH	      SOLE	 NONE	  0    0       30202
Medtronic		 COM		585055106      1647   41856  SH	      SOLE	 NONE	  0    0       41856
Medtronic Inc Sr Note	 Conv Deb	585055AL0	200	200  UNITS    SOLE	 NONE	  0    0	 200
Microsoft Corp           COM            594918104      3208  126350  SH       SOLE       NONE     0    0      126350
Oracle Corp              COM            68389X105      2656   79450  SH       SOLE       NONE     0    0       79450
Pepsico Inc              COM            713448108      4247   65931  SH       SOLE       NONE     0    0       65931
Pitney Bowes Inc	 COM		724479100	404   15710  SH	      SOLE	 NONE	  0    0       15710
Proctor & Gamble         COM            742718109      4439   72067  SH       SOLE       NONE     0    0       72067
Quaterra Resources 	 COM		747952109	 55   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	396    2989  SH	      SOLE	 NONE	  0    0	2989
Schlumberger		 COM		806857108      2376   25473  SH	      SOLE	 NONE     0    0       25473
Staples Inc		 COM		855030102      2092  107744  SH	      SOLE	 NONE	  0    0      107744
State Street Corp	 COM		857477103      1450   32263  SH	      SOLE	 NONE	  0    0       32263
The Travelers Companies  COM		89417E109      1863   31320  SH	      SOLE	 NONE	  0    0       31320
United Parcel Service    Class B        911312106      1373   18468  SH       SOLE       NONE     0    0       18468
US Bancorp Del Com New	 COM		902973304	529   20015  SH	      SOLE	 NONE	  0    0       20015
Vanguard Index Funds	 COM		922908769	376    5479  SH	      SOLE	 NONE	  0    0        5479
Vanguard Info Tech Index COM		92204A702      1156   17998  SH	      SOLE	 NONE	  0    0       17998
Varian Medical Systems   COM            92220P105      4384   64816  SH       SOLE       NONE     0    0       64816
Walgreen Co		 COM		931422109	346    8632  SH	      SOLE	 NONE	  0    0	8632
Wells Fargo              COM            949746101      2915   91931  SH       SOLE       NONE     0    0       91931
Western Union            COM            959802109      1055   50790  SH       SOLE       NONE     0    0       50790
Wisdomtree DIEFA Div Fd	 COM		97717W703	240    4830  SH	      SOLE	 NONE	  0    0	4830
Wisdomtree Emerg Mkts Eq COM		97717W315      1285   21028  SH	      SOLE	 NONE     0    0       21028
Wisdomtree Emg Mk Sm Cap COM		97717W281	430    8044  SH	      SOLE	 NONE     0    0        8044
Wisdomtree Midcap Earn	 COM		97717W570	363    6185  SH	      SOLE	 NONE	  0    0	6185
Wisdomtree Smallcap Earn COM		97717W562	259    4700  SH	      SOLE	 NONE	  0    0	4700
Zimmer Holdings Inc      COM            98956P102       706   11667  SH       SOLE       NONE     0    0       11667
